Cover	Dec. 04, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 04, 2020
Entity Registrant Name	COMSTOCK RESOURCES, INC.
Entity Incorporation, State or Country Code	NV
Entity File Number	001-03262
Entity Tax Identification Number	94-1667468
Entity Address, Address Line One	5300 Town and Country Boulevard
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Frisco
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75034
City Area Code	972
Local Phone Number	668-8800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.50 (per share)
Trading Symbol	CRK
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000023194
Amendment Flag	false